EQUITY - Changes to the GP Units and LP Units (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BPYU Units | General partnership units
Disclosure of classes of share capital [line items]
Exchange LP Units exchanged (in shares)	0	0
BPYU Units | Limited partnership units
Disclosure of classes of share capital [line items]
Exchange LP Units exchanged (in shares)	0	8,922
General partnership units
Disclosure of classes of share capital [line items]
Outstanding, beginning of period (in shares)	139	139
Exchange LP Units exchanged (in shares)	0	0
Distribution Reinvestment Program (in shares)	0	0
Issued under unit-based compensation plan (in shares)	0	0
Privatization (in shares)	0	0
Outstanding, end of period (in shares)	139	139
Limited partnership units
Disclosure of classes of share capital [line items]
Outstanding, beginning of period (in shares)	298,987	435,980
Exchange LP Units exchanged (in shares)	0	128
Distribution Reinvestment Program (in shares)	0	123
Issued under unit-based compensation plan (in shares)	0	112
Privatization (in shares)	0	(146,278)
Outstanding, end of period (in shares)	298,987	298,987